LONG-TERM INVESTMENT (Details Textual)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2011 CNY (¥)
Schedule of Cost-method Investments [Line Items]
Other Assets, Noncurrent | $	$ 313,066	$ 312,289
Wenzhou Longlian Development Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Equity Method Investment, Ownership Percentage			2.0833%
Equity Method Investments | ¥			¥ 2,083,300